BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE	12 Months Ended
Dec. 31, 2021
BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE
BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE

2.           BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS") and were approved for issue by the Board of Directors on March 21, 2022.

These consolidated financial statements have been prepared under the historical cost method, except for those assets and liabilities that are measured at revalued amounts or fair values at the end of each reporting period. All figures are expressed in Canadian dollars unless otherwise indicated.